Deferred Acquisition Costs (Tables)	12 Months Ended
Dec. 31, 2013
Deferred Acquisition Costs

DAC at December 31, and the changes in the balance for the years then ended, are as follows:

	2013	2012	2011
Balance, beginning of year	$92,245	91,187	61,106
Capitalization (1)	17,321	18,078	22,614
Interest	5,011	5,654	4,019
Amortization	(16,169)	(28,163)	12,792
Change in shadow DAC	5,594	5,489	(9,344)

Balance, end of year	$104,002	92,245	91,187

(1)	Reflects prospective adoption, in 2012, of new acquisition cost guidance. See note 2 for adoption impact.

Pretax Impact on Assets and Liabilities as Result of Unlocking

The pretax impact on the Company’s assets and liabilities as a result of the unlocking during 2013, 2012, and 2011 is as follows:

	2013	2012	2011
Assets:
DAC	$(1,920)	(1,743)	2,998
DSI	(547)	(565)	901

Total asset (decrease) increase	(2,467)	(2,308)	3,899

Liabilities:
Account balances and future policy benefit reserves	(4,669)	3,354	7,105
Unearned premiums	—	—	(1)

Total liabilities (decrease) increase	(4,669)	3,354	7,104

Net increase (decrease)	2,202	(5,662)	(3,205)
Deferred income tax benefit	771	(1,982)	(1,122)

Net increase (decrease)	$1,431	(3,680)	(2,083)